                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-04323

                             Natixis Funds Trust I
             ----------------------------------------------------
              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts 02116
             ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                          Coleen Downs Dinneen, Esq.
                          Natixis Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                     --------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

         Loomis Sayles Core Plus Bond Fund -- Portfolio of Investments

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++) Description                                              Value (+)
----------- -----------                                              ----------
Bonds and Notes -- 98.8% of Net Assets
            Asset-Backed Securities -- 4.0%
  $ 276,630 AmeriCredit Automobile Receivables
            Trust, Series 2003-D-M, Class A-4,
            2.840%, 8/06/2010                                        $  275,610
  1,421,200 AmeriCredit Automobile Receivables
            Trust, Series 2005-CF, Class A-3,
            4.470%, 5/06/2010                                         1,417,090
    392,257 Countrywide Asset-Backed Certificates,
            Series 2004-S1, Class A2,
            3.872%, 3/25/2020                                           385,860
  1,095,000 Countrywide Asset-Backed Certificates,
            Series 2004-S1, Class A3,
            4.615%, 2/25/2035                                         1,036,159
  2,190,000 Countrywide Asset-Backed Certificates,
            Series 2006-S4, Class A3,
            5.804%, 7/25/2034(c)                                      2,169,849
  1,470,258 Ford Credit Auto Owner Trust,
            Series 2004-A, Class A4,
            3.540%, 11/15/2008                                        1,462,503
  1,362,344 Residential Asset Securities Corp.,
            Series 2003-KS10, Class AI4,
            4.470%, 3/25/2032                                         1,341,353
    184,965 WFS Financial Owner Trust,
            Series 2004-4, Class A3,
            2.980%, 9/17/2009                                           184,203
    515,000 WFS Financial Owner Trust,
            Series 2004-4, Class A4,
            3.440%, 5/17/2012                                           505,600
                                                                     ----------
                                                                      8,778,227
                                                                     ----------
            Automotive -- 1.5%
  1,645,000 Ford Motor Co.,
            7.450%, 7/16/2031(b)                                      1,313,944
  1,120,000 Ford Motor Credit Co. LLC,
            8.000%, 12/15/2016                                        1,072,790
105,000,000 Toyota Motor Credit Corp.,
            0.750%, 6/09/2008 (JPY)                                     850,878
                                                                     ----------
                                                                      3,237,612
                                                                     ----------
            Banking -- 1.1%
 70,000,000 Rabobank Nederland, Series EMTN,
            144A,
            13.500%, 1/28/2008 (ISK)                                  1,120,472
  1,200,000 State Street Institutional Capital A,
            Series A, Guaranteed Note, 144A,
            7.940%, 12/30/2026                                        1,249,819
                                                                     ----------
                                                                      2,370,291
                                                                     ----------
            Brokerage -- 0.4%
    925,000 Goldman Sachs Group, Inc.,
            5.300%, 2/14/2012                                           910,347
                                                                     ----------
            Building Materials -- 0.6%
    495,000 Owens Corning, Inc.,
            7.000%, 12/01/2036                                          482,332
    900,000 USG Corp.,
            6.300%, 11/15/2016                                          879,437
                                                                     ----------
                                                                      1,361,769
                                                                     ----------
            Diversified Manufacturing -- 0.7%
  1,650,000 Crane Co.,
            6.550%, 11/15/2036                                        1,591,592
                                                                     ----------
            Electric -- 2.3%
 $1,455,000 Duke Energy Corp., Senior Note,
            4.200%, 10/01/2008                                        1,432,369
  1,325,000 Enersis SA, Chile,
            7.375%, 1/15/2014(b)                                      1,404,231
  1,325,000 Ipalco Enterprises, Inc., Senior Secured
            Note,
            8.375%, 11/14/2008                                        1,351,500
    790,000 Southern California Edison Co.,
            7.625%, 1/15/2010                                           828,281
                                                                     ----------
                                                                      5,016,381
                                                                     ----------
            Financial Services -- 1.0%
  1,050,000 HSBC Finance Corp.,
            7.000%, 5/15/2012                                         1,105,521
  1,185,000 Morgan Stanley,
            4.000%, 1/15/2010                                         1,144,019
                                                                     ----------
                                                                      2,249,540
                                                                     ----------
            Government Guaranteed -- 2.1%
138,000,000 Kreditanstalt fuer Wiederaufbau,
            1.850%, 9/20/2010 (JPY)                                   1,140,296
275,000,000 Kreditanstalt fuer Wiederaufbau, Series
            EMTN,
            2.050%, 9/21/2009 (JPY)                                   2,275,777
  1,325,000 Kreditanstalt fuer Wiederaufbau,
            4.000%, 2/15/2012 (CHF)                                   1,120,865
                                                                     ----------
                                                                      4,536,938
                                                                     ----------
            Government Owned - No Guarantee -- 1.0%
  2,145,000 Pemex Project Funding Master Trust,
            7.875%, 2/01/2009                                         2,212,568
                                                                     ----------
            Healthcare -- 1.0%
    575,000 HCA, Inc.,
            7.500%, 12/15/2023                                          496,119
    485,000 Hospira, Inc.,
            6.050%, 3/30/2017                                           477,593
  1,250,000 Medco Health Solutions,
            7.250%, 8/15/2013                                         1,315,301
                                                                     ----------
                                                                      2,289,013
                                                                     ----------
            Hybrid ARMs -- 0.5%
  1,057,136 JPMorgan Mortgage Trust,
            Series 2006-A7, Class 1A3,
            5.914%, 1/25/2037(c)                                      1,056,964
                                                                     ----------
            Independent Energy -- 0.0%
     65,000 Anadarko Petroleum Corp.,
            6.450%, 9/15/2036                                            62,519
                                                                     ----------
            Industrial Other -- 0.4%
    785,000 Equifax, Inc.,
            7.000%, 7/01/2037                                           791,870
                                                                     ----------
            Media Cable -- 1.5%
  1,060,000 Cox Communications, Inc.,
            6.750%, 3/15/2011                                         1,096,963
  1,085,000 CSC Holdings, Inc., Senior Note,
            Series B,
            7.625%, 4/01/2011                                         1,076,862
  1,228,000 Time Warner Cable, Inc., 144A,
            6.550%, 5/01/2037                                         1,186,871
                                                                     ----------
                                                                      3,360,696
                                                                     ----------

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++) Description                                              Value (+)
----------- -----------                                             -----------
            Metals & Mining -- 0.4%
 $1,005,000 United States Steel Corp.,
            6.650%, 6/01/2037                                       $   973,239
                                                                    -----------
            Mortgage Backed Securities -- 6.6%
    795,000 Banc of America Commercial
            Mortgage, Inc., Series 2005-6,
            Class A2,
            5.165%, 9/10/2047(c)                                        786,115
    850,000 Banc of America Commercial
            Mortgage, Inc., Series 2006-1,
            Class A2,
            5.334%, 9/10/2045(c)                                        843,320
  1,305,000 Banc of America Commercial
            Mortgage, Inc., Series 2007-2,
            Class A2,
            5.634%, 4/10/2049                                         1,302,561
  1,245,000 Bear Stearns Commercial Mortgage
            Securities, Inc., Series 2005-PW10,
            Class A2,
            5.270%, 12/11/2040                                        1,235,213
  2,150,000 Bear Stearns Commercial Mortgage
            Securities, Inc., Series 2006-PW12,
            Class A4,
            5.711%, 9/11/2038(c)                                      2,140,361
    710,000 Citigroup/Deutsche Bank Commercial
            Mortgage Trust, Series 2006-CD2,
            Class A2,
            5.408%, 1/15/2046                                           705,670
  2,160,000 Commercial Mortgage Pass Through
            Certificates, Series 2006-C7, Class A4,
            5.769%, 6/10/2046(c)                                      2,158,334
  1,500,000 GS Mortgage Securities Corp. II, Series
            2005-GG4, Class A4A,
            4.751%, 7/10/2039                                         1,402,064
  1,710,000 LB-UBS Commercial Mortgage Trust,
            Series 2005-C3, Class A3,
            4.647%, 7/15/2030                                         1,648,613
  2,400,000 Morgan Stanley Capital I, Series 2005-
            T19, Class A4A,
            4.890%, 6/12/2047                                         2,259,750
                                                                    -----------
                                                                     14,482,001
                                                                    -----------
            Mortgage Related -- 39.1%
  2,132,930 FHLMC,
            4.000%, 7/01/2019                                         1,981,720
  6,113,691 FHLMC,
            4.500%, with various maturities to
            2034(d)                                                   5,728,252
 11,757,935 FHLMC,
            5.000%, with various maturities to
            2037(d)                                                  11,116,256
  7,932,339 FHLMC,
            5.500%, with various maturities to
            2037(d)                                                   7,689,207
  2,058,256 FHLMC,
            5.966%, 11/01/2036(e)                                     2,057,448
    214,675 FHLMC,
            6.000%, 6/01/2035                                           213,765
140,000,000 FNMA,
            1.750%, 3/26/2008 (JPY)                                   1,143,986
    853,937 FNMA,
            4.000%, 6/01/2019                                           792,397
  5,884,948 FNMA,
            4.500%, with various maturities to
            2035(d)                                                   5,507,271
 12,659,756 FNMA,
            5.000%, with various maturities to
            2037(d)                                                  11,876,654
 19,523,133 FNMA,
            5.500%, with various maturities to
            2037(d)                                                  18,879,664
  7,528,071 FNMA,
            6.000%, with various maturities to
            2036(d)                                                   7,509,458
  1,558,887 FNMA,
            6.058%, 2/01/2037(e)                                      1,570,965
  4,461,478 FNMA,
            6.500%, with various maturities to
            2036(d)                                                   4,509,776
    266,391 FNMA,
            7.000%, with various maturities to
            2030(d)                                                     276,280
    283,280 FNMA,
            7.500%, with various maturities to
            2032(d)                                                     295,903
  1,104,939 GNMA,
            5.500%, 2/20/2034                                         1,072,501
    407,204 GNMA,
            6.000%, 1/15/2029                                           406,622
    858,200 GNMA,
            6.500%, with various maturities to
            2032(d)                                                     875,953
    497,883 GNMA,
            7.000%, with various maturities to
            2029(d)                                                     519,209
    151,168 GNMA,
            7.500%, with various maturities to
            2030(d)                                                     158,421
     89,776 GNMA,
            8.000%, 11/15/2029                                           95,280
    133,293 GNMA,
            8.500%, with various maturities to
            2023(d)                                                     143,128
     23,112 GNMA,
            9.000%, with various maturities to
            2016(d)                                                      24,733
     58,917 GNMA,
            11.500%, with various maturities to
            2015(d)                                                      65,469
  1,800,000 Greenwich Capital Commercial
            Funding Corp., Series 2005-GG5,
            Class A2,
            5.117%, 4/10/2037                                         1,780,011
                                                                    -----------
                                                                     86,290,329
                                                                    -----------
            Non-Captive Consumer -- 0.5%
    245,000 SLM Corp., (MTN)
            5.050%, 11/14/2014(b)                                       203,735
    215,000 SLM Corp., Series A (MTN),
            5.000%, 10/01/2013                                          183,441
    275,000 SLM Corp., Series A (MTN),
            5.000%, 4/15/2015                                           225,988
    120,000 SLM Corp., Series A (MTN),
            5.000%, 6/15/2018                                            97,591

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++)  Description                                             Value (+)
-----------  -----------                                            -----------
             Non-Captive Consumer -- continued
$     35,000 SLM Corp., Series A (MTN),
             5.375%, 5/15/2014                                      $    29,993
     420,000 SLM Corp., Series A (MTN),
             5.625%, 8/01/2033(b)                                       327,493
                                                                    -----------
                                                                      1,068,241
                                                                    -----------
             Non-Captive Diversified -- 0.5%
   1,180,000 GMAC LLC,
             8.000%, 11/01/2031                                       1,206,646
                                                                    -----------
             Non-Captive Finance -- 2.6%
 431,000,000 General Electric Capital Corp., Series EMTN,
             0.550%, 10/14/2008 (JPY)                                 3,476,414
   1,665,000 General Electric Capital Corp.,
             1.750%, 2/12/2010 (CHF)                                  1,310,239
   1,315,000 General Electric Capital Corp., Series EMTN,
             2.500%, 12/23/2010 (CHF)                                 1,044,187
                                                                    -----------
                                                                      5,830,840
                                                                    -----------
             Oil Field Services -- 0.5%
   1,075,000 Weatherford International, Ltd.,
             6.500%, 8/01/2036                                        1,039,566
                                                                    -----------
             Paper -- 0.5%
     330,000 Georgia-Pacific Corp.,
             7.375%, 12/01/2025                                         309,375
     755,000 Georgia-Pacific Corp.,
             7.750%, 11/15/2029                                         709,700
                                                                    -----------
                                                                      1,019,075
                                                                    -----------
             Pharmaceuticals -- 1.2%
   2,750,000 Valeant Pharmaceuticals International,
             Senior Note,
             7.000%, 12/15/2011                                       2,681,250
                                                                    -----------
             Property & Casualty Insurance -- 0.2%
     475,000 Willis North America, Inc.,
             6.200%, 3/28/2017                                          465,118
                                                                    -----------
             Real Estate Investment Trusts -- 1.8%
     195,000 Colonial Realty, LP, Senior Note,
             4.750%, 2/01/2010                                          190,818
   1,350,000 Colonial Realty, LP, Senior Note,
             5.500%, 10/01/2015                                       1,297,528
   1,250,000 iStar Financial, Inc., Senior Note,
             6.000%, 12/15/2010                                       1,255,278
   1,340,000 Simon Property Group, LP,
             6.375%, 11/15/2007                                       1,343,749
                                                                    -----------
                                                                      4,087,373
                                                                    -----------
             Retailers -- 0.1%
     305,000 J.C. Penney Corp., Inc.,
             5.750%, 2/15/2018                                          294,444
                                                                    -----------
             Sovereigns -- 2.7%
 296,000,000 Canadian Government,
             1.900%, 3/23/2009 (JPY)                                  2,436,866
  18,980,000 Kingdom of Norway,
             5.500%, 5/15/2009 (NOK)                                  3,227,389
   2,165,000 Kingdom of Norway,
             6.000%, 5/16/2011 (NOK)                                    376,133
                                                                    -----------
                                                                      6,040,388
                                                                    -----------
             Supranational -- 0.7%
 120,000,000 Inter-American Development Bank,
             1.900%, 7/08/2009 (JPY)                                    989,785
  68,400,000 International Bank for Reconstruction & Development,
             2.000%, 2/18/2008 (JPY)                                    558,923
                                                                    -----------
                                                                      1,548,708
                                                                    -----------
             Technology -- 2.8%
   1,040,000 Corning, Inc.,
             7.250%, 8/15/2036                                        1,072,019
   1,045,000 Freescale Semiconductor, Inc., 144A,
             10.125%, 12/15/2016(b)                                     982,300
     295,000 Nortel Networks Corp.,
             6.875%, 9/01/2023                                          258,125
     920,000 Northern Telecom Capital Corp.,
             7.875%, 6/15/2026                                          869,400
   2,075,000 Pitney Bowes, Inc.,
             5.250%, 1/15/2037                                        1,959,250
     978,000 Xerox Corp.,
             6.400%, 3/15/2016                                          984,030
                                                                    -----------
                                                                      6,125,124
                                                                    -----------
             Tobacco -- 0.8%
   1,740,000 Reynolds American, Inc.,
             7.250%, 6/15/2037                                        1,791,231
                                                                    -----------
             Treasuries -- 13.9%
  13,588,143 U.S. Treasury Bond,
             2.375%, 1/15/2025(b)(f)                                 13,065,842
  11,621,000 U.S. Treasury Bond,
             4.500%, 2/15/2036(b)                                    10,522,455
     715,000 U.S. Treasury Bond,
             5.375%, 2/15/2031(b)                                       734,216
     560,000 U.S. Treasury Note,
             4.375%, 8/15/2012(b)                                       547,356
   6,045,000 U.S. Treasury Note,
             4.625%, 11/15/2016(b)                                    5,858,457
                                                                    -----------
                                                                     30,728,326
                                                                    -----------
             Wireless -- 1.5%
     730,000 Sprint Capital Corp.,
             6.125%, 11/15/2008                                         734,136
   1,110,000 Sprint Capital Corp.,
             6.875%, 11/15/2028                                       1,056,568
   1,420,000 True Move Co., Ltd., 144A,
             10.750%, 12/16/2013                                      1,505,200
                                                                    -----------
                                                                      3,295,904
                                                                    -----------
             Wirelines -- 4.3%
   1,380,000 Citizens Communications Co.,
             7.875%, 1/15/2027                                        1,342,050
   2,760,000 Embarq Corp.,
             7.995%, 6/01/2036                                        2,801,025
     210,000 Qwest Capital Funding, Inc.,
             Guaranteed Note,
             6.500%, 11/15/2018                                         189,000
   1,240,000 Qwest Corp.,
             7.200%, 11/10/2026(b)                                    1,218,300
     850,000 Qwest Corp.,
             7.250%, 9/15/2025                                          847,875
     255,000 Qwest Corp.,
             7.250%, 10/15/2035                                         246,712

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++) Description                                             Value (+)
----------- -----------                                           ------------
            Wirelines -- continued
$ 1,675,000 Qwest Corp.,
            7.500%, 6/15/2023                                     $  1,675,000
  1,055,000 Telefonica Emisones SAU,
            6.421%, 6/20/2016                                        1,069,718
                                                                  ------------
                                                                     9,389,680
                                                                  ------------
            Total Bonds and Notes
            (Identified Cost $223,092,440)                         218,183,810
                                                                  ------------
Shares
------
Short-Term Investments -- 16.2%
 35,730,515 State Street Securities Lending Quality Trust(g)
            (Identified Cost $35,730,515)                           35,730,515
                                                                  ------------
            Total Investments -- 115.0%
            (Identified Cost $258,822,955)(a)                      253,914,325
            Other assets less liabilities--(15.0)%                 (33,040,782)
                                                                  ------------
            Net Assets -- 100%                                    $220,873,543
                                                                  ============
--------
(++)Principal amount is in U.S. dollars unless otherwise noted.

(+) Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment advisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

Investments as of June 30, 2007 (Unaudited)

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

     (a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

         At June 30, 2007, the net unrealized depreciation on investments based on a cost of $259,285,888 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all
         investments in which there is an excess of
         value over tax cost                              $ 1,380,145
         Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value                                   (6,751,708)
                                                          -----------
         Net unrealized depreciation                      $(5,371,563)
                                                          ===========

         At September 30, 2006, the Fund had a capital loss carryover of approximately $21,142,683 of which $20,960,955 expires on September 30, 2010 and $181,728 which expires on September 30, 2014. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     (b) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $35,296,337 and $35,730,515.

     (c) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).

     (d) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

     (e) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Maturity dates shown represent the ultimate maturity of the note.

     (f) Treasury Inflation Protected Security (TIPS).

     (g) Represents investment of securities lending collateral.

    144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,044,662 or 2.7% of net assets.

     ARM Adjustable Rate Mortgage
    EMTN Euro Medium Term Note
   FHLMC Federal Home Loan Mortgage Corporation
    FNMA Federal National Mortgage Association
    GNMA Government National Mortgage Association
     MTN Medium Term Note
     CHF Swiss Franc
     ISK Iceland Krona
     JPY Japanese Yen
     NOK Norwegian Krone

Holdings at June 30, 2007 as a Percentage of Net Assets (unaudited)

Mortgage Related                                                          39.1%
Treasuries                                                                13.9
Mortgage Backed Securities                                                 6.6
Wirelines                                                                  4.3
Asset-Backed Securities                                                    4.0
Technology                                                                 2.8
Sovereigns                                                                 2.7
Non-Captive Finance                                                        2.6
Electric                                                                   2.3
Government Guaranteed                                                      2.1
Other, less than 2% each                                                  18.4

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2) Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                Natixis Funds Trust I

                                By:    /s/ John T. Hailer
                                       -------------------------------------
                                Name:  John T. Hailer
                                Title: President and Chief Executive Officer
                                Date:  August 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                By:    /s/ John T. Hailer
                                       -------------------------------------
                                Name:  John T. Hailer
                                Title: President and Chief Executive Officer
                                Date:  August 21, 2007

                                By:    /s/ Michael C. Kardok
                                       -------------------------------------
                                Name:  Michael C. Kardok
                                Title: Treasurer
                                Date:  August 21, 2007